Accounts Payable and Accrued Liabilities	12 Months Ended
Dec. 31, 2013
Payables And Accruals [Abstract]
Accounts Payable and Accrued Liabilities
10.	ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	As at December 31, 2013	As at December 31, 2012
Trade payables	$4,326	$7,655
Accrued compensation	2,918	2,198
Accrued legal costs	680	2,513
Dividends	4,527	4,272
Success fee obligation	4,358	4,401
Patent acquisition liability	5,000	—
Accrued other	3,203	1,367

	$25,012	$22,406

The success fee obligation is pursuant to the Company’s engagement with a law firm, for which the firm is entitled to a percentage of proceeds actually received from certain license agreements signed by the Company related to certain litigation matters concluded in 2011 in which the firm was representing the Company. Should the Company collect these amounts as contemplated in the agreements, the firm will be entitled to the entire success fee of $27,986. For the year ended December 31, 2011, the Company accrued the full, undiscounted amount of the success fee obligation.

The current and long term portion of this liability is reflected as follows:

	As at December 31, 2013	As at December 31, 2012
Success fee obligation	$11,406	$15,301
Current portion	(4,358)	(4,401)

	$7,048	$10,900

The Company acquired certain patents on December 13, 2013 for $5,000 of which $1,000 is due on January 13, 2014 and $4,000 is due on April 1, 2014.